Allowance for Credit Losses on Loans (Changes in Allowance for Credit Losses On Loan and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL		¥ 650,849	¥ 440,855
Provision (credit) for credit losses on loans		48,205	53,082
Charge-offs		(40,896)	(31,863)
Recoveries		6,491	5,739
Net charge-offs		(34,405)	(26,124)
Others	[1]	579	(1,042)
Balance at end of fiscal year		665,228	622,526
Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			596,610
Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			155,755
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL		562,470	413,026
Provision (credit) for credit losses on loans		49,695	64,133
Charge-offs		(38,473)	(28,417)
Recoveries		5,827	5,260
Net charge-offs		(32,646)	(23,157)
Others	[1]	579	(997)
Balance at end of fiscal year		580,098	530,519
Corporate | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			490,540
Corporate | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			77,514
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL		88,379	27,829
Provision (credit) for credit losses on loans		(1,490)	(11,051)
Charge-offs		(2,423)	(3,446)
Recoveries		664	479
Net charge-offs		(1,759)	(2,967)
Others	[1]	0	(45)
Balance at end of fiscal year		¥ 85,130	92,007
Retail | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			106,070
Retail | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of CECL			¥ 78,241

[1]	Others includes primarily foreign exchange translation.